Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

11     Share capital

Common shares

The Company is authorized to issue an unlimited number of common shares.

Issued and outstanding (with no par value)

	2022	2021
	$	$

20,879,497 (2021 – 20,776,217) common shares	205,825	219,579

Warrants

A summary of warrants outstanding is shown below:

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance – January 1, 2021	1,223,744	14.35	1.68
Expired	(13,600)	15.50	—
Exercised	(485,161)	15.33	0.32
Balance – December 31, 2021	724,983	13.81	1.23
Granted	47,287	5.29	9.80
Balance – December 31, 2022	772,270	13.29	0.82

Subsequent to year end, there were 31,535 warrants exercised for total cash proceeds of $326.